SHARE BASED PAYMENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangements [Abstract]
Change in number of units outstanding
Movements in the number of the PSUs and RSUs for the years ended December 31, 2019 and 2018 are as follows:

	Year ended December 31, 2019		Year ended December 31, 2018
	PSUs	RSUs	PSUs	RSUs
Balance, beginning of year	502,037	524,094	342,206	364,263
Granted	117,143	129,146	198,528	198,528
Cancelled	(23,114)	(23,114)	(38,697)	(38,697)
Redeemed	(84,298)	(89,298)	—	—
Balance, end of year	511,768	540,828	502,037	524,094
Changes in the number of deferred share units ("DSUs") and phantom share units outstanding during the years ended December 31, 2019 and 2018 are as follows:

	Year ended December 31, 2019		Year ended December 31, 2018
	DSUs	Phantom share units	DSUs	Phantom share units
Balance at beginning of year	170,528	35,625	131,006	95,000
Granted	21,875	—	39,522	—
Redeemed	(37,026)	(35,625)	—	(35,625)
Cancelled	—	—	—	(23,750)
Balance, at end of year	155,377	—	170,528	35,625

Changes in the share based payment liabilities
Changes in the share based payment liabilities during the years ended December 31, 2019 and 2018 are as follows:

	Year ended December 31, 2019	Year ended December 31, 2018
Opening liability	$4,276	$2,116
Share based payment expense	9,307	2,564
Modification of share based payment	42,948	—
Redeemed DSUs and phantom share units (cash payments)	(2,453)	(441)
Foreign currency translation	1,179	37
Total share based payment liability	$55,257	$4,276
Current portion of share based payment liability	$36,783	$4,276
Long term share based payment liability	$18,474	$—

Share based payment expense

	Year ended December 31, 2019	Year ended December 31, 2018
RSU and PSU share based payment expense	$—	$2,874
Stock options share based payment expense	—	21
Equity based instruments share based payment expense	$—	$2,895
Cash settled instruments share based payment expense (note 16)	$9,307	$2,564
Total share based payment expense	$9,307	$5,459

The allocation of share based payment expense on the consolidated statement of operations and comprehensive income for the years ended December 31, 2019 and 2018 is as follows:

	Year ended December 31, 2019	Year ended December 31, 2018
General and administrative	$9,018	$5,216
Production costs	289	243
Total share based payment expense	$9,307	$5,459